Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Loss Per Share [Abstract]
Schedule of Loss Per Share
Loss per share	2023	2022	2021
Loss attributable to owners of the Company	(3,869,173)	(26,528,411)	(17,058,443)
Weighted average number of shares outstanding	491,258	45,536	33,116
Basic and diluted loss per share	(7.88)	(582.58)	(515.11)
Loss per share for continuing operations	2023	2022	2021
Loss attributable to owners of the Company	(7,270,038)	(18,651,643)	(6,688,281)
Weighted average number of shares outstanding	491,258	45,536	33,116
Basic and diluted loss per share	(14.80)	(409.60)	(201.97)